Investments	12 Months Ended
Mar. 31, 2023
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Investments

2.2 Investments

The carrying value of investments are as follows:

(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Current investments
Amortized cost:
Quoted debt securities
Cost	18	29
Fair value through profit and loss:
Liquid mutual funds
Fair value	119	266
Fair Value through Other comprehensive income:
Quoted debt securities
Fair value	179	133
Certificates of deposit
Fair value	435	452
Commercial Paper
Fair value	90	—
	841	880
Non-Current investments
Amortized cost:
Quoted debt securities
Cost	215	251
Fair value through Other comprehensive income:
Quoted debt securities
Fair value	1,221	1,501
Unquoted equity and preference securities
Fair value	24	26
Fair value through profit and loss:
Target maturity fund units
Fair value	49	—
Unquoted Preference securities
Fair value	—	3
Unquoted Compulsorily convertible debentures
Fair value	—	1
Others
Fair value	21	19
	1,530	1,801
Total Investments	2,371	2,681
Investment carried at amortized cost	233	280
Investments carried at fair value through other comprehensive income	1,949	2,112
Investments carried at fair value through profit and loss	189	289

Note: Uncalled capital commitments outstanding as of March 31, 2023 and March 31, 2022, was $11 million and $4 million, respectively.

Refer to Note 2.3 for accounting policies on financial instruments.

Details of amounts recorded in other comprehensive income:

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2023
	Gross	Tax	Net
Quoted debt securities	(31)	1	(30)
Unquoted equity and preference securities	(3)	—	(3)

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2022
	Gross	Tax	Net
Quoted debt securities	(9)	3	(6)
Unquoted equity and preference securities	15	(3)	12

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2021
	Gross	Tax	Net
Quoted debt securities	(17)	3	(14)
Unquoted equity and preference securities	19	(3)	16

Method of fair valuation:

(Dollars in millions)
		Fair value
		As of March 31
Class of investment	Method	2023	2022
Liquid mutual funds- carried at Fair value through profit or loss	Quoted price	119	266
Target maturity fund units- carried at Fair value through profit or loss	Quoted price	49	—
Quoted debt securities- carried at amortized cost	Quoted price and market observable inputs	261	323
Quoted debt securities- carried at Fair value through other comprehensive income	Quoted price and market observable inputs	1,400	1,634
Commercial Paper- carried at Fair value through other comprehensive income	Market observable inputs	90	—
Certificate of deposits- carried at Fair value through other comprehensive income	Market observable inputs	435	452
Unquoted equity and preference securities- carried at fair value through other comprehensive income	Discounted cash flows method, Market multiples method, Option pricing model	24	26
Unquoted equity and preference securities- carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	—	3
Unquoted compulsorily convertible debentures- carried at fair value through profit or loss	Discounted cash flows method	—	1
Others - carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	21	19
		2,399	2,724

Note: Certain quoted investments are classified as Level 2 in the absence of active market for such investments.